Share capital (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of Preferred Shares Outstanding

As at December 31, 2017, the Company had the following preferred shares outstanding:

					Liquidation preference
	Shares		Dividend rate	Redemption by Company	December 31,	December 31,
Series	Authorized	Issued	per annum	permitted on or after	2017	2016
A	315,000	—	—	—	$—	$—
B	260,000	—	—	—	—	—
C	40,000,000	—	—	—	—	—
D	20,000,000	5,030,864	7.95%	January 30, 2018(1)	125,772	124,526
E	15,000,000	5,415,937	8.25%	February 13, 2019(1)	135,398	134,265
F	20,000,000	5,600,000	6.95%	Note (2)	140,000	140,000
G	15,000,000	7,800,800	8.20%	June 16, 2021(1)	195,020	195,000
H	15,000,000	9,025,105	7.875%	August 11, 2021(1)	225,628	225,000
R	1,000,000	—	—	—	—	—

(1)

Redeemable by the Company, in whole or in part, at a redemption price of $25.00 per share plus unpaid dividends. The preferred shares are not convertible into common shares and are not redeemable by the holder.

(2)

The Series F preferred shares can be converted to Class A common shares at a conversion price of $18.00 per share.  The dividend rate was initially set at 6.95%, and increased to 10.5% on January 1, 2018 as the Company did not acquire all of the membership interests in GCI or all or substantially all of the assets of GCI by December 31, 2017.  The Company has the right to call the Series F preferred shares at par plus any accumulated and unpaid dividends any time after the dividend increases above 6.95%